PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	NOTE 3 - PREPAID EXPENSES AND OTHER CURRENT ASSETS Composition:
	December 31,
	2 0 2 1	2 0 2 0

Government institutions	206	142
Prepaid expenses	470	124
Deposits	13	11
Other assets	150	8
	839	285